Loans and Borrowings - Copper Prepayment Facility (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) payment_Installment oz	May 31, 2024 USD ($) payment_Installment t	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Finance costs			$ 33,360	$ 17,089
Borrowing facility size				150,000
Accordion option	$ 25,000
Monthly installment, copper | t		272
Repayments of borrowings			54,740	39,950
Interest paid			42,736	$ 32,166
Copper Prepayment Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowing, net		$ 49,600
Proceeds from loans and borrowings		50,000	25,000
Finance costs		400
Borrowing facility size		50,000
Accordion option		$ 75,000
Number of equal monthly installments | payment_Installment	21	27
Monthly installment, copper | oz	161
Monthly repayment amount	$ 1,300	$ 2,100
Repayments of borrowings			32,937
Interest paid			$ 4,128